Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2015
Consolidated Summary of Investments - Other Than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties
Metropolitan Life Insurance Company
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule I
Consolidated Summary of Investments —
Other Than Investments in Related Parties
December 31, 2015
(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
U.S. Treasury and agency securities	$36,183	$39,693	$39,693
Public utilities	10,186	10,681	10,681
State and political subdivision securities	6,070	6,974	6,974
Foreign government securities	3,178	3,606	3,606
All other corporate bonds	75,375	76,682	76,682
Total bonds	130,992	137,636	137,636
Mortgage-backed and asset-backed securities	36,407	37,061	37,061
Redeemable preferred stock	962	989	989
Total fixed maturity securities	168,361	175,686	175,686
Trading and fair value option securities	463	431	431
Equity securities:
Common stock:
Industrial, miscellaneous and all other	1,103	1,066	1,066
Public utilities	195	177	177
Non-redeemable preferred stock	687	706	706
Total equity securities	1,985	1,949	1,949
Mortgage loans held-for-investment	53,722		53,722
Policy loans	8,134		8,134
Real estate and real estate joint ventures	5,968		5,968
Real estate acquired in satisfaction of debt	40		40
Other limited partnership interests	4,088		4,088
Short-term investments	5,595		5,595
Other invested assets	16,869		16,869
Total investments	$265,225		$272,482
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(1)
The Company’s trading and FVO securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.